7. Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Goodwill And Other Intangible Assets Details Narrative
Estimated future amortization expense 2016	$ 353,300
Estimated future amortization expense 2017	337,000
Estimated future amortization expense 2018	324,000
Estimated future amortization expense 2019	246,600
Estimated future amortization expense 2020	80,400
Estimated future amortization expense thereafter	110,600
Total	$ 1,451,900	$ 1,795,900